Shareholder Fees - VIPEnergyPortfolio-Service2PRO	Apr. 29, 2024 USD ($)
VIPEnergyPortfolio-Service2PRO | VIP Energy Portfolio
Shareholder Fees:
(fees paid directly from your investment)